American Century Investments®
Quarterly Portfolio Holdings
Avantis™ International Small Cap Value ETF (AVDV)
November 30, 2019

Avantis International Small Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Australia — 6.8%
Adairs Ltd.	5,980	7,363
Adelaide Brighton Ltd.	15,002	35,625
Alkane Resources Ltd.(1)	29,588	11,105
Alliance Aviation Services Ltd.	6,292	11,256
Asaleo Care Ltd.(1)	23,478	16,290
Australian Finance Group Ltd.	11,285	19,002
Bank of Queensland Ltd.(2)	25,080	133,057
Beach Energy Ltd.	147,007	238,721
Boral Ltd.	77,641	269,819
Castile Resources Pty Ltd.(1)	6,630	—
Cedar Woods Properties Ltd.	3,614	18,225
Codan Ltd.	7,909	35,266
Coronado Global Resources, Inc.	14,794	19,824
Costa Group Holdings Ltd.	4,428	7,789
Dicker Data Ltd.	3,796	16,520
Eclipx Group Ltd.	22,568	24,419
Emeco Holdings Ltd.(1)	23,548	32,001
Genworth Mortgage Insurance Australia Ltd.	12,870	31,943
Grange Resources Ltd.	21,320	3,248
Iluka Resources Ltd.	28,046	180,653
Independence Group NL	35,600	141,159
Infigen Energy	37,225	16,491
Inghams Group Ltd.	18,652	41,442
MACA Ltd.	13,936	10,840
Macmahon Holdings Ltd.	54,392	8,838
McMillan Shakespeare Ltd.	5,030	51,001
McPherson's Ltd.	10,822	17,730
Mineral Resources Ltd.	8,950	94,035
MNF Group Ltd.	1,950	6,557
Mosaic Brands Ltd.	2,314	4,148
Myer Holdings Ltd.(1)	16,655	5,744
MyState Ltd.	5,200	16,674
New Hope Corp. Ltd.	12,064	17,753
Nick Scali Ltd.	3,354	14,380
NRW Holdings Ltd.	21,008	42,496
OFX Group Ltd.	8,554	7,810
OZ Minerals Ltd.	17,830	127,262
Pacific Current Group Ltd.	3,458	15,623
Perenti Global Ltd.	51,584	67,878
Perseus Mining Ltd.(1)	101,088	59,459
Platinum Asset Management Ltd.(2)	13,286	38,559
Ramelius Resources Ltd.	60,665	41,627
Red 5 Ltd.(1)	76,674	14,515

Regis Resources Ltd.	34,857	111,954
Sandfire Resources NL	9,438	35,693
Saracen Mineral Holdings Ltd.(1)	60,872	126,758
SeaLink Travel Group Ltd.	4,472	15,449
Senex Energy Ltd.(1)	82,732	19,032
Servcorp Ltd.	3,484	10,432
Seven West Media Ltd.(1)	33,852	8,488
Sigma Healthcare Ltd.	71,760	33,545
Sims Metal Management Ltd.	11,622	84,797
Southern Cross Media Group Ltd.	30,900	20,114
St. Barbara Ltd.	35,001	62,002
Stanmore Coal Ltd.	4,309	2,846
Village Roadshow Ltd.	4,394	9,619
Viva Energy Group Ltd.	69,611	107,127
Wagners Holding Co. Ltd.(2)	2,652	3,947
Western Areas Ltd.	19,103	36,008
Westgold Resources Ltd.(1)	26,520	35,865
Whitehaven Coal Ltd.	40,354	86,150
		2,783,973
Austria — 0.8%
AT&S Austria Technologie & Systemtechnik AG	1,274	25,823
IMMOFINANZ AG(1)	4,383	118,564
Oesterreichische Post AG	2,009	72,899
POLYTEC Holding AG	936	9,519
UNIQA Insurance Group AG	6,110	60,835
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,820	50,317
		337,957
Belgium — 2.0%
Bekaert SA	7,505	197,339
bpost SA	15,041	177,767
Deceuninck NV	15,682	31,617
Orange Belgium SA	8,064	179,032
Recticel SA	5,148	45,196
Tessenderlo Group SA(1)	4,773	166,440
		797,391
Canada — 8.9%
Advantage Oil & Gas Ltd.(1)(2)	7,677	14,218
Aecon Group, Inc.	7,400	102,340
ARC Resources Ltd.(2)	12,662	63,963
Argonaut Gold, Inc.(1)	9,412	12,932
AutoCanada, Inc.	1,612	16,553
B2Gold Corp.	62,716	230,410
Baytex Energy Corp.(1)	19,312	20,936
Birchcliff Energy Ltd.	8,450	13,932
Bird Construction, Inc.	1,612	8,143
Canacol Energy Ltd.(1)	7,182	23,844
Canadian Western Bank	4,332	115,679
Capital Power Corp.	5,512	138,184
Cascades, Inc.	5,445	51,445

Celestica, Inc.(1)	4,550	35,282
Centerra Gold, Inc.(1)	15,195	129,838
China Gold International Resources Corp. Ltd.(1)	11,362	8,554
Chorus Aviation, Inc.	4,212	25,399
Crescent Point Energy Corp.	33,462	117,393
CRH Medical Corp.(1)	3,562	11,048
Detour Gold Corp.(1)	12,012	219,206
Dorel Industries, Inc., Class B	591	2,621
Dundee Precious Metals, Inc.(1)	8,482	31,800
Enerplus Corp.(2)	6,226	38,622
Ensign Energy Services, Inc.	3,250	5,689
Equitable Group, Inc.	1,560	131,219
ERO Copper Corp.(1)	3,370	52,898
Exchange Income Corp.	650	21,678
First National Financial Corp.	962	30,353
Fortuna Silver Mines, Inc.(1)	8,112	26,688
Freehold Royalties Ltd.	4,862	24,561
Frontera Energy Corp.	3,006	21,227
Genworth MI Canada, Inc.	1,950	81,946
goeasy Ltd.	910	47,641
Gran Colombia Gold Corp.(1)	3,250	11,622
Hardwoods Distribution, Inc.	1,300	15,297
High Liner Foods, Inc.	1,300	9,190
HLS Therapeutics, Inc.	650	8,833
Home Capital Group, Inc.(1)(2)	3,250	85,171
Hudbay Minerals, Inc.	6,162	20,180
Hudson's Bay Co.	5,200	38,150
IAMGOLD Corp.(1)	22,750	82,210
Innergex Renewable Energy, Inc.	5,632	72,674
Kelt Exploration Ltd.(1)	4,550	13,359
Largo Resources Ltd.(1)	8,762	6,530
Leagold Mining Corp.(1)	7,800	12,684
Linamar Corp.(2)	2,262	75,712
Martinrea International, Inc.	4,212	39,352
Mountain Province Diamonds, Inc.(1)	8,450	7,189
New Gold, Inc.(1)	36,027	30,377
Norbord, Inc.	2,600	73,480
North American Construction Group Ltd.	1,300	14,269
Northland Power, Inc.	6,500	134,326
NuVista Energy Ltd.(1)	3,811	7,029
Paramount Resources Ltd., A Shares(1)(2)	2,010	9,231
Parex Resources, Inc.(1)	7,800	115,212
Peyto Exploration & Development Corp.	3,811	8,033
Precision Drilling Corp.(1)	8,112	8,611
Real Matters, Inc.(1)	4,550	46,552
Roxgold, Inc.(1)	14,362	9,190
Russel Metals, Inc.(2)	2,912	48,975
SEMAFO, Inc.(1)	19,816	41,324
Seven Generations Energy Ltd., Class A(1)	11,362	61,929

Silvercorp Metals, Inc.	9,750	49,840
Surge Energy, Inc.(2)	11,700	8,720
Tamarack Valley Energy Ltd.(1)	8,450	11,642
Teranga Gold Corp.(1)	6,500	27,526
Tidewater Midstream and Infrastructure Ltd.	12,012	9,405
TORC Oil & Gas Ltd.	8,450	23,347
Torex Gold Resources, Inc.(1)	4,550	68,303
Total Energy Services, Inc.	1,300	5,471
Tourmaline Oil Corp.	8,450	78,883
Trican Well Service Ltd.(1)(2)	9,750	6,826
Vermilion Energy, Inc.(2)	4,862	70,315
Viemed Healthcare, Inc.(1)	1,612	9,757
Wajax Corp.	1,300	14,524
Whitecap Resources, Inc.	21,762	67,663
Yamana Gold, Inc.	66,928	239,838
		3,674,993
China†
Beijing Enterprises Clean Energy Group Ltd.(1)	1,040,000	9,432
Denmark — 1.7%
D/S Norden A/S	812	12,345
H+H International A/S, B Shares(1)	1,508	23,997
Maersk Drilling A/S(1)	2,184	132,208
Per Aarsleff Holding A/S	2,106	65,833
SimCorp A/S	3,374	360,742
TORM plc(1)	2,652	25,885
Zealand Pharma A/S(1)	2,756	84,767
		705,777
Finland — 1.2%
Aktia Bank Oyj	4,160	40,186
Citycon Oyj	5,694	59,617
Cramo Oyj	3,599	52,975
Finnair Oyj	4,004	26,135
Kemira Oyj	8,684	135,621
Outokumpu Oyj	15,574	44,589
Uponor Oyj	4,435	56,917
YIT Oyj	13,884	92,540
		508,580
France — 3.1%
Air France-KLM(1)	4,296	50,529
Albioma SA	3,276	82,453
APERAM SA	3,029	90,672
Bigben Interactive	1,690	28,108
CGG SA(1)	73,277	192,058
Derichebourg SA	10,563	36,337
Eramet(2)	773	34,523
Etablissements Maurel et Prom SA	6,061	17,163
Eutelsat Communications SA(2)	2,095	34,367
FIGEAC-AERO(1)	910	11,228
Gaztransport Et Technigaz SA	2,316	204,558

Iliad SA(2)	184	23,422
Innate Pharma SA(1)	2,379	14,741
Kaufman & Broad SA	2,106	85,057
LISI	1,872	66,131
Maisons du Monde SA	4,656	67,443
Metropole Television SA	2,886	50,106
Nexans SA	3,419	135,241
Television Francaise 1	5,070	40,961
		1,265,098
Germany — 5.3%
Aareal Bank AG	4,420	136,375
AURELIUS Equity Opportunities SE & Co. KGaA	1,879	77,164
Bauer AG	988	15,850
Borussia Dortmund GmbH & Co. KGaA	6,032	55,787
CropEnergies AG	2,054	19,237
Deutsche Pfandbriefbank AG	10,275	154,720
Dialog Semiconductor plc(1)	7,257	369,097
Draegerwerk AG & Co. KGaA Preference Shares	798	48,875
Elmos Semiconductor AG	962	30,401
ElringKlinger AG(1)	2,704	23,360
Encavis AG	8,824	84,391
Flatex AG(1)	962	25,123
Gerresheimer AG	2,643	194,380
Hamburger Hafen und Logistik AG	2,210	59,692
Hornbach Holding AG & Co. KGaA	502	29,421
JOST Werke AG	1,367	48,352
Jungheinrich AG Preference Shares	3,189	82,410
K+S AG	16,438	185,712
Kloeckner & Co. SE	5,148	32,692
Leoni AG(1)	1,472	18,980
MLP SE	4,602	23,930
PNE AG(1)	6,136	26,874
PVA TePla AG(1)	1,066	18,265
RHOEN-KLINIKUM AG	1,274	26,109
SAF-Holland SA	4,030	32,209
Salzgitter AG	1,800	35,594
Siltronic AG	1,628	134,766
Sixt Leasing SE	1,170	14,823
Stabilus SA	1,864	121,155
VERBIO Vereinigte BioEnergie AG	2,158	24,930
Wuestenrot & Wuerttembergische AG	1,846	39,338
		2,190,012
Hong Kong — 1.9%
Asia Allied Infrastructure Holdings Ltd.	34,000	3,041
BOCOM International Holdings Co. Ltd.	79,000	11,607
Chow Sang Sang Holdings International Ltd.	26,000	29,927
Convenience Retail Asia Ltd.	52,000	24,304
Crystal International Group Ltd.	39,000	15,539
Dah Sing Financial Holdings Ltd.	11,600	42,236

Emperor Capital Group Ltd.	240,000	5,778
Emperor International Holdings Ltd.	58,000	14,002
Far East Consortium International Ltd.	104,000	48,232
FSE Services Group Ltd.	5,000	2,248
Get Nice Financial Group Ltd.	16,000	1,594
Get Nice Holdings Ltd.	680,000	20,159
Guotai Junan International Holdings Ltd.(2)	378,000	60,368
Hengdeli Holdings Ltd.	208,000	8,370
Hongkong & Shanghai Hotels Ltd. (The)	28,000	32,050
Johnson Electric Holdings Ltd.	49,000	109,927
K Wah International Holdings Ltd.	130,000	71,252
Lippo China Resources Ltd.	50,000	1,080
Pacific Basin Shipping Ltd.	427,000	88,952
Pico Far East Holdings Ltd.	56,000	17,195
Shun Tak Holdings Ltd.	224,000	91,005
Singamas Container Holdings Ltd.	232,000	25,489
Soundwill Holdings Ltd.	2,500	2,993
Sun Hung Kai & Co. Ltd.	64,000	28,044
United Laboratories International Holdings Ltd. (The)(2)	52,000	31,887
Xin Point Holdings Ltd.	9,000	2,035
		789,314
Ireland — 0.5%
Ardmore Shipping Corp.(1)	4,543	36,298
Dalata Hotel Group plc	24,954	148,947
FBD Holdings plc	369	3,390
		188,635
Israel — 1.6%
Adgar Investment and Development Ltd.	2,210	5,438
Camtek Ltd.	910	9,772
Carasso Motors Ltd.	1,618	8,144
Cellcom Israel Ltd.(1)	1,950	5,545
El Al Israel Airlines(1)	21,476	6,242
Equital Ltd.(1)	910	26,926
First International Bank of Israel Ltd.(1)	2,548	78,064
Gazit-Globe Ltd.	3,770	40,655
Harel Insurance Investments & Financial Services Ltd.	5,843	49,291
Israel Corp. Ltd. (The)(1)	104	21,101
Menora Mivtachim Holdings Ltd.	1,430	21,955
Naphtha Israel Petroleum Corp. Ltd.	1,534	9,157
Oil Refineries Ltd.	88,244	43,165
Partner Communications Co. Ltd.(1)	5,096	23,747
Paz Oil Co. Ltd.	468	69,613
Phoenix Holdings Ltd. (The)	7,698	48,093
Shikun & Binui Ltd.	13,052	57,251
Tamar Petroleum Ltd.	3,100	7,078
Tower Semiconductor Ltd.(1)	4,717	104,536
XLMedia plc	9,854	8,154
ZUR Shamir Holdings Ltd.	962	3,626
		647,553

Italy — 3.3%
Aeffe SpA(1)	1,846	4,088
Arnoldo Mondadori Editore SpA(1)	10,270	24,617
ASTM SpA	3,652	111,702
Banca Farmafactoring SpA	10,739	64,584
Banca IFIS SpA	1,976	29,577
Banco di Desio e della Brianza SpA	3,510	8,701
Cairo Communication SpA	13,833	42,362
Cementir Holding NV	3,458	26,633
CIR-Compagnie Industriali Riunite SpA	27,950	32,277
ERG SpA	5,843	127,907
FNM SpA	10,790	7,895
Geox SpA	7,859	10,373
Juventus Football Club SpA(1)	2,107	3,203
La Doria SpA	910	9,233
Maire Tecnimont SpA	8,299	22,976
Massimo Zanetti Beverage Group SpA	1,066	6,930
Mediaset SpA(1)	35,456	107,210
OVS SpA(1)	18,052	41,463
RAI Way SpA	8,476	57,268
Reno de Medici SpA	16,224	16,134
Societa Iniziative Autostradali e Servizi SpA	5,634	94,815
Sogefi SpA(1)	3,692	6,067
Unione di Banche Italiane SpA	85,620	276,810
Unipol Gruppo SpA	40,112	235,017
		1,367,842
Japan — 27.3%
Adastria Co. Ltd.	900	20,190
Aeon Fantasy Co. Ltd.	100	2,899
AEON Financial Service Co. Ltd.	3,000	45,438
Aeria, Inc.(1)(2)	300	2,507
Aichi Corp.	600	3,910
Air Water, Inc.	7,900	127,107
Airport Facilities Co. Ltd.	500	2,506
Aisan Industry Co. Ltd.	1,400	11,006
Akatsuki, Inc.	100	5,858
Alinco, Inc.	500	5,319
Amuse, Inc.	200	5,633
AOKI Holdings, Inc.	1,200	12,437
Aoyama Trading Co. Ltd.	400	6,126
Aozora Bank Ltd.	2,800	71,412
Arcland Sakamoto Co. Ltd.	900	10,460
Arcs Co. Ltd.	700	14,567
Artnature, Inc.	300	2,167
Asahi Holdings, Inc.	600	14,273
Axial Retailing, Inc.	300	10,526
Bunka Shutter Co. Ltd.	2,600	22,974
Carta Holdings, Inc.	400	5,051
Chubu Shiryo Co. Ltd.	300	3,759
Cleanup Corp.	200	1,274

CMIC Holdings Co. Ltd.	200	3,343
CMK Corp.	700	4,155
Coca-Cola Bottlers Japan Holdings, Inc.	5,800	139,505
CONEXIO Corp.	200	2,790
Cosmo Energy Holdings Co. Ltd.	2,600	56,281
Credit Saison Co. Ltd.	7,100	117,793
CTI Engineering Co. Ltd.	500	9,130
Cybernet Systems Co. Ltd.	400	2,899
Dai Nippon Toryo Co. Ltd.	800	8,411
Daicel Corp.	10,800	106,384
Daido Metal Co. Ltd.	2,600	17,008
Daido Steel Co. Ltd.	400	18,066
Daiho Corp.	600	15,992
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	2,397
Daiki Aluminium Industry Co. Ltd.	1,300	9,223
Daikyonishikawa Corp.	500	3,854
Daio Paper Corp.	2,600	35,283
Daiwabo Holdings Co. Ltd.	200	9,906
DCM Holdings Co. Ltd.	5,400	52,414
Denka Co. Ltd.	3,000	89,524
Denyo Co. Ltd.	300	5,629
DIC Corp.	2,600	70,701
DyDo Group Holdings, Inc.	300	12,636
Eagle Industry Co. Ltd.	300	2,942
Eco's Co. Ltd.	300	4,557
EDION Corp.	5,200	56,224
Electric Power Development Co. Ltd.	7,100	170,502
ES-Con Japan Ltd.	600	5,374
Exedy Corp.	800	18,030
F.C.C. Co. Ltd.	1,300	28,193
Ferrotec Holdings Corp.	700	5,894
FIDEA Holdings Co. Ltd.	5,200	6,326
Foster Electric Co. Ltd.	800	14,784
France Bed Holdings Co. Ltd.	400	3,681
Fudo Tetra Corp.(2)	300	4,154
Fuji Co. Ltd.	700	12,482
Fujibo Holdings, Inc.	400	12,679
Fujikura Ltd.	10,800	46,590
Fujimori Kogyo Co. Ltd.	300	9,695
Fukuyama Transporting Co. Ltd.	500	18,674
Furukawa Electric Co. Ltd.	1,700	46,865
Furuno Electric Co. Ltd.	500	5,743
Furyu Corp.	200	1,899
Futaba Industrial Co. Ltd.	3,100	23,525
Fuyo General Lease Co. Ltd.	800	52,925
G-Tekt Corp.	900	14,186
Genky DrugStores Co. Ltd.	300	7,044
Geo Holdings Corp.	1,000	11,919
GMO Financial Holdings, Inc.	2,600	14,885
Goldcrest Co. Ltd.	400	7,924

GS Yuasa Corp.	2,800	56,766
Hagihara Industries, Inc.	200	2,941
Hamakyorex Co. Ltd.	400	13,433
Hanwa Co. Ltd.	1,100	28,086
Harima Chemicals Group, Inc.	300	3,373
Haseko Corp.	12,300	158,482
Hazama Ando Corp.	10,600	85,854
Heiwado Co. Ltd.	1,200	22,833
Hino Motors Ltd.	10,100	99,013
Hiroshima Bank Ltd. (The)	7,800	38,556
HIS Co. Ltd.	300	8,370
Hitachi Capital Corp.	2,900	72,076
Hitachi Transport System Ltd.	700	19,947
Hitachi Zosen Corp.(2)	10,400	39,923
Hokuetsu Corp.	2,600	13,699
Hokuetsu Industries Co. Ltd.	700	8,204
Hokuhoku Financial Group, Inc.	2,600	27,128
Honeys Holdings Co. Ltd.	800	10,324
Hosiden Corp.	2,600	31,653
Hosokawa Micron Corp.	100	4,085
I-Net Corp/Kanagawa	300	4,096
Ichigo, Inc.	13,000	51,734
Ichikoh Industries Ltd.	700	5,465
Ichinen Holdings Co. Ltd.	900	11,609
Iino Kaiun Kaisha Ltd.	3,000	9,803
Inabata & Co. Ltd.	1,000	14,369
Ines Corp.	300	3,673
Internet Initiative Japan, Inc.	1,200	27,783
Ishihara Sangyo Kaisha Ltd.	800	8,594
Itoki Corp.	700	3,324
IwaiCosmo Holdings, Inc.	400	4,618
Iwatani Corp.	600	20,059
Izumi Co. Ltd.	400	15,445
J Front Retailing Co. Ltd.	10,600	139,487
Jaccs Co. Ltd.	900	22,160
Japan Aviation Electronics Industry Ltd.	2,600	49,616
Japan Transcity Corp.	1,200	6,028
Japan Wool Textile Co. Ltd. (The)	2,600	25,289
Joshin Denki Co. Ltd.	300	6,680
JTEKT Corp.	8,300	103,359
Juki Corp.	400	3,329
JVCKenwood Corp.	10,400	26,425
Kaga Electronics Co. Ltd.	300	6,694
Kamei Corp.	400	4,409
Kanaden Corp.	300	3,612
Kanamoto Co. Ltd.	1,200	34,258
Kandenko Co. Ltd.	4,500	42,863
Kaneka Corp.	500	16,228
Kanematsu Corp.	3,100	39,660
Kanto Denka Kogyo Co. Ltd.	2,800	27,606

Kasai Kogyo Co. Ltd.	500	3,931
KAWADA TECHNOLOGIES, Inc.	200	12,371
Kawasaki Heavy Industries Ltd.	4,200	94,512
Keihin Corp.	1,100	25,908
Keikyu Corp.	11,200	230,654
KFC Holdings Japan Ltd.	300	7,912
Kinden Corp.	5,200	77,753
Kintetsu World Express, Inc.	500	8,815
Kitz Corp.	3,000	20,896
Kiyo Bank Ltd. (The)	2,600	40,783
Kobe Steel Ltd.	11,000	56,291
Kohnan Shoji Co. Ltd.	900	20,819
Komeri Co. Ltd.	400	8,555
Kondotec, Inc.	400	4,010
Krosaki Harima Corp.	200	10,486
Kumagai Gumi Co. Ltd.	1,200	35,461
Kureha Corp.	300	17,829
Kurita Water Industries Ltd.	3,200	89,612
Kuriyama Holdings Corp.	400	3,139
KYB Corp.(1)	700	20,917
Kyoei Steel Ltd.	800	15,097
Kyudenko Corp.	1,700	54,764
Lawson, Inc.	1,800	98,136
Leopalace21 Corp.(1)	13,000	34,000
Life Corp.	600	13,721
LIXIL VIVA Corp.	1,100	19,619
Maeda Corp.	5,500	49,428
Maeda Road Construction Co. Ltd.	2,600	61,179
Marudai Food Co. Ltd.	300	6,361
Maruwa Co. Ltd.	200	13,802
Maruzen Showa Unyu Co. Ltd.	200	5,683
Mazda Motor Corp.	10,900	96,812
Megmilk Snow Brand Co. Ltd.	2,800	68,004
Meidensha Corp.	1,400	27,463
Meiko Electronics Co. Ltd.	300	6,249
Meisei Industrial Co. Ltd.	700	5,906
Micronics Japan Co. Ltd.	600	6,398
Mimasu Semiconductor Industry Co. Ltd.	400	7,419
Ministop Co. Ltd.	400	5,385
Misawa Homes Co. Ltd.	900	9,750
Mitani Sangyo Co. Ltd.	1,200	3,786
Mitsuba Corp.	1,000	6,683
Mitsubishi Materials Corp.	5,200	139,161
Mitsubishi Paper Mills Ltd.	700	3,274
Mitsubishi UFJ Lease & Finance Co. Ltd.	25,300	162,744
Mitsuboshi Belting Ltd.	400	7,648
Mitsui Chemicals, Inc.	2,100	50,439
Mitsui E&S Holdings Co. Ltd.(1)	3,600	29,589
Mitsui OSK Lines Ltd.	5,400	141,898
Mitsui-Soko Holdings Co. Ltd.	800	14,551

Mizuho Leasing Co. Ltd.	1,100	32,712
Modec, Inc.	500	11,324
Morinaga Milk Industry Co. Ltd.	700	29,249
Moriroku Holdings Co. Ltd.	300	6,526
Musashi Seimitsu Industry Co. Ltd.	2,100	29,275
Nachi-Fujikoshi Corp.	400	18,538
Nankai Electric Railway Co. Ltd.	5,200	141,024
NEC Capital Solutions Ltd.	400	9,004
NHK Spring Co. Ltd.	8,400	74,365
Nichi-iko Pharmaceutical Co. Ltd.	600	7,279
Nichias Corp.	1,600	38,348
Nichireki Co. Ltd.	900	10,700
Nifco, Inc.	3,000	82,624
Nihon House Holdings Co. Ltd.	2,100	9,257
Nihon Tokushu Toryo Co. Ltd.	200	2,564
Nikkon Holdings Co. Ltd.	2,600	64,629
Nippon Air Conditioning Services Co. Ltd.	600	4,259
Nippon Carbon Co. Ltd.	200	7,800
Nippon Chemical Industrial Co. Ltd.	300	8,814
Nippon Coke & Engineering Co. Ltd.	7,800	5,849
Nippon Express Co. Ltd.	3,400	215,992
Nippon Koei Co. Ltd.	500	15,396
Nippon Light Metal Holdings Co. Ltd.	26,700	54,489
Nippon Paper Industries Co. Ltd.(2)	2,800	48,890
Nippon Seiki Co. Ltd.	2,600	43,526
Nippon Steel Trading Corp.	500	23,008
Nippon Yakin Kogyo Co. Ltd.	410	8,762
Nippon Yusen KK	5,700	98,056
Nipro Corp.(2)	5,300	63,742
Nishi-Nippon Financial Holdings, Inc.	2,600	20,111
Nishi-Nippon Railroad Co. Ltd.	2,600	61,302
Nishimatsu Construction Co. Ltd.	2,600	56,823
Nishio Rent All Co. Ltd.	700	19,409
Nissha Co. Ltd.	700	7,225
Nisshin Fudosan Co.	400	1,800
Nisshin Oillio Group Ltd. (The)	1,200	42,706
Nisshinbo Holdings, Inc.	8,000	73,454
Nissin Electric Co. Ltd.	2,600	27,316
Nissin Kogyo Co. Ltd.	1,500	30,546
Nittoc Construction Co. Ltd.	700	4,982
Nojima Corp.	1,000	20,744
NS United Kaiun Kaisha Ltd.	300	6,345
NTN Corp.(2)	18,200	56,492
NuFlare Technology, Inc.	100	10,857
Oji Holdings Corp.	21,400	122,439
Oki Electric Industry Co. Ltd.	3,300	45,504
Okuwa Co. Ltd.	400	5,185
Optorun Co. Ltd.	400	10,641
Organo Corp.	300	18,252
Orient Corp.	23,400	34,050

Osaka Organic Chemical Industry Ltd.	600	7,693
OSAKA Titanium Technologies Co. Ltd.	700	10,115
OSJB Holdings Corp.	5,200	12,704
Pacific Industrial Co. Ltd.	2,600	35,917
PAL GROUP Holdings Co. Ltd.	400	12,933
Penta-Ocean Construction Co. Ltd.	16,400	94,709
Press Kogyo Co. Ltd.	5,300	21,493
Prima Meat Packers Ltd.	1,200	27,848
PS Mitsubishi Construction Co. Ltd.	2,600	16,578
Raysum Co. Ltd.	200	1,890
Rengo Co. Ltd.	5,200	38,635
Resorttrust, Inc.	2,800	47,053
Ricoh Leasing Co. Ltd.	500	17,449
Riken Technos Corp.	2,700	12,329
Round One Corp.	2,800	28,161
Ryobi Ltd.	500	9,593
Sakura Internet, Inc.	500	3,055
Sala Corp.	2,800	15,828
San-Ai Oil Co. Ltd.	2,600	25,024
Sanki Engineering Co. Ltd.	2,600	34,575
Sankyo Tateyama, Inc.	900	10,181
Sankyu, Inc.	2,600	134,162
Sanoh Industrial Co. Ltd.(2)	1,600	19,264
Sapporo Holdings Ltd.	2,900	70,384
Sawada Holdings Co. Ltd.	800	6,489
SBS Holdings, Inc.	400	7,261
SEC Carbon Ltd.	100	8,235
Seibu Holdings, Inc.	5,700	100,554
Seikitokyu Kogyo Co. Ltd.	1,300	10,337
Seino Holdings Co. Ltd.	5,800	79,538
Senko Group Holdings Co. Ltd.	5,600	46,422
Seven Bank Ltd.	29,000	89,919
Shibuya Corp.	300	8,526
Shin Nippon Air Technologies Co. Ltd.	200	4,090
Shinagawa Refractories Co. Ltd.	100	2,918
Shinko Electric Industries Co. Ltd.	2,900	29,314
Shinmaywa Industries Ltd.	1,200	15,928
Shinnihon Corp.	900	7,678
Shinoken Group Co. Ltd.	2,600	29,347
Shinsei Bank Ltd.	7,900	124,536
Showa Corp.	2,600	54,212
Showa Denko KK	1,700	45,504
Sinko Industries Ltd.	300	5,197
SK-Electronics Co. Ltd.	200	3,868
SKY Perfect JSAT Holdings, Inc.	5,200	22,263
St. Marc Holdings Co. Ltd.	300	6,431
Starts Corp., Inc.	1,300	31,556
Studio Alice Co. Ltd.	300	5,289
Sugimoto & Co. Ltd.	200	3,658
SUMCO Corp.	13,500	209,567

Sumitomo Densetsu Co. Ltd.	700	15,919
Sumitomo Forestry Co. Ltd.	5,200	75,286
Sumitomo Heavy Industries Ltd.	5,300	151,918
Sumitomo Mitsui Construction Co. Ltd.	8,000	43,926
Sumitomo Osaka Cement Co. Ltd.	700	29,243
Sumitomo Riko Co. Ltd.	1,500	13,686
Sumitomo Rubber Industries Ltd.	8,600	109,493
Sumitomo Seika Chemicals Co. Ltd.	100	3,176
Sun Frontier Fudousan Co. Ltd.	600	7,008
SWCC Showa Holdings Co. Ltd.	900	8,418
T-Gaia Corp.	300	7,183
Taiheiyo Cement Corp.	2,100	60,818
Taiyo Yuden Co. Ltd.	5,300	139,135
Takamatsu Construction Group Co. Ltd.	600	15,021
Takamiya Co. Ltd.	600	3,991
Takara Standard Co. Ltd.	500	9,188
Takashimaya Co. Ltd.	5,700	67,372
Takeei Corp.	1,000	11,499
Tama Home Co. Ltd.	300	5,056
Taoka Chemical Co. Ltd.	100	8,444
TECHNO ASSOCIE Co. Ltd.	400	3,557
Teijin Ltd.	7,800	146,955
Tekken Corp.	500	12,913
Toa Oil Co. Ltd.	200	4,502
Toagosei Co. Ltd.	2,800	31,941
Tobishima Corp.	600	7,873
Toda Corp.	11,000	67,478
Tokai Carbon Co. Ltd.(2)	5,200	51,140
TOKAI Holdings Corp.	5,200	51,326
Tokai Rika Co. Ltd.	2,600	50,806
Token Corp.	100	6,677
Tokuyama Corp.	2,600	70,333
Tokyo Century Corp.	1,700	91,023
Tokyo Electron Device Ltd.	100	2,059
Tokyo Energy & Systems, Inc.	800	6,860
TOMONY Holdings, Inc.	2,600	9,875
Toppan Forms Co. Ltd.	2,600	27,731
Topre Corp.	1,000	15,744
Torii Pharmaceutical Co. Ltd.	300	7,853
Tosei Corp.	700	8,525
Toshiba Plant Systems & Services Corp.(2)	2,600	63,384
Tosoh Corp.	6,700	99,984
Towa Pharmaceutical Co. Ltd.	300	7,724
Toyo Construction Co. Ltd.	3,300	15,111
Toyo Gosei Co. Ltd.	200	6,444
Toyo Tanso Co. Ltd.	200	4,384
Toyo Tire Corp.(2)	5,400	77,885
Toyobo Co. Ltd.	3,400	49,761
Toyoda Gosei Co. Ltd.	2,800	65,540
Toyota Boshoku Corp.	2,600	41,011

TPR Co. Ltd.	600	11,423
TS Tech Co. Ltd.	2,600	80,964
Tsubakimoto Chain Co.	600	20,542
Tsukishima Kikai Co. Ltd.	1,100	16,799
UACJ Corp.	800	18,002
Ube Industries Ltd.	3,100	66,719
Unipres Corp.	1,400	21,200
V Technology Co. Ltd.	100	5,446
Valor Holdings Co. Ltd.	700	12,987
VT Holdings Co. Ltd.	2,600	11,274
Wakachiku Construction Co. Ltd.	500	7,691
Wakita & Co. Ltd.	1,400	14,094
Warabeya Nichiyo Holdings Co. Ltd.	500	8,365
World Holdings Co. Ltd.	200	3,554
Xebio Holdings Co. Ltd.	900	10,868
YAMABIKO Corp.	1,300	13,420
Yamato Corp.	700	4,584
Yellow Hat Ltd.	1,600	28,878
Yokohama Reito Co. Ltd.	2,600	25,378
Yokohama Rubber Co. Ltd. (The)	5,200	107,351
Yorozu Corp.	300	3,958
Yuasa Trading Co. Ltd.	600	18,967
Zeon Corp.	5,600	72,272
		11,232,352
Netherlands — 2.9%
BE Semiconductor Industries NV	14,082	519,089
Fugro NV CVA(1)	8,372	78,671
Heijmans NV CVA(1)	5,035	40,925
Koninklijke BAM Groep NV	33,891	92,375
Koninklijke Volkerwessels NV	7,306	176,585
NIBC Holding NV	4,472	34,729
Pharming Group NV(1)	140,068	221,499
SIF Holding NV(2)	1,898	24,456
		1,188,329
New Zealand — 1.0%
Air New Zealand Ltd.	74,022	134,469
New Zealand Refining Co. Ltd. (The)	27,300	34,850
Oceania Healthcare Ltd.	33,852	23,455
SKYCITY Entertainment Group Ltd.	71,786	184,151
Tourism Holdings Ltd.	8,788	18,446
		395,371
Norway — 1.9%
Avance Gas Holding Ltd.(1)	4,264	22,645
BW Offshore Ltd.(1)	9,178	60,641
DNO ASA	34,632	39,332
Elkem ASA	17,030	39,272
Golden Ocean Group Ltd.	7,436	43,619
Hoegh LNG Holdings Ltd.	3,952	14,296
Komplett Bank ASA(1)	7,566	10,513
Kvaerner ASA	9,984	13,121

Norwegian Finans Holding ASA(1)	12,272	120,821
Ocean Yield ASA(2)	5,668	29,614
Odfjell Drilling Ltd.(1)	7,466	20,576
PGS ASA(1)(2)	18,876	31,837
Selvaag Bolig ASA	4,420	30,402
SpareBank 1 Nord Norge	9,048	70,843
Sparebank 1 Oestlandet	3,566	34,457
SpareBank 1 SMN	10,952	113,868
Sparebanken Vest	5,018	32,968
Stolt-Nielsen Ltd.	2,132	25,479
Wallenius Wilhelmsen ASA	7,826	17,755
		772,059
Portugal — 0.4%
Semapa-Sociedade de Investimento e Gestao	9,516	143,419
Singapore — 1.3%
Accordia Golf Trust	119,600	61,213
Banyan Tree Holdings Ltd.	9,500	2,813
Boustead Singapore Ltd.	52,000	29,088
BRC Asia Ltd.	7,800	8,441
China Sunsine Chemical Holdings Ltd.	76,800	28,632
Chip Eng Seng Corp. Ltd.	54,600	24,969
Frencken Group Ltd.	46,800	30,438
Golden Agri-Resources Ltd.	1,123,300	176,536
GuocoLand Ltd.	44,200	65,639
Health Management International Ltd.	33,600	17,812
Koufu Group Ltd.	15,600	8,725
Mewah International, Inc.	20,200	3,397
Sembcorp Marine Ltd.(1)(2)	66,100	60,875
Sunningdale Tech Ltd.	20,800	19,464
		538,042
Spain — 1.9%
Acerinox SA(1)	15,559	162,928
Atresmedia Corp. de Medios de Comunicacion SA	7,152	30,877
Construcciones y Auxiliar de Ferrocarriles SA	1,898	82,937
Ence Energia y Celulosa SA(2)	7,765	29,797
Ercros SA	4,498	11,995
Mediaset Espana Comunicacion SA	14,456	94,350
Melia Hotels International SA	11,661	96,686
Neinor Homes SA(1)	8,164	103,160
Sacyr SA	39,082	106,201
Tecnicas Reunidas SA(1)(2)	3,139	76,474
		795,405
Sweden — 5.4%
Bilia AB, A Shares	8,008	80,340
Bure Equity AB	4,249	78,783
Catena Media plc(1)	2,132	9,402
Clas Ohlson AB, B Shares	9,205	91,542
Collector AB(1)(2)	2,782	13,925
Dios Fastigheter AB	7,054	60,744
Eolus Vind AB, B Shares	2,620	28,230

Ferronordic AB	468	7,593
Granges AB	7,363	73,445
Hemfosa Fastigheter AB(2)	15,163	184,759
Hoist Finance AB(1)(2)	10,414	48,941
Holmen AB, B Shares	9,064	269,830
Karo Pharma AB(1)(2)	5,229	21,130
Klovern AB, B Shares	47,086	91,736
Kungsleden AB	16,045	153,592
Maha Energy AB(1)	5,694	11,764
Modern Times Group MTG AB, B Shares(1)	3,068	32,230
Momentum Group AB, Class B	2,080	24,050
Mycronic AB	6,375	105,163
Nobina AB	8,306	56,325
Nolato AB, B Shares	1,901	105,187
Nordic Entertainment Group AB, B Shares	5,808	178,971
Nordic Waterproofing Holding AS	1,700	17,476
NP3 Fastigheter AB	2,002	22,791
Nyfosa AB(1)	13,494	101,885
Orexo AB(1)	962	6,175
Pandox AB	6,500	141,437
RaySearch Laboratories AB(1)	2,418	28,025
Resurs Holding AB	8,892	51,201
SAS AB(1)	10,738	22,441
Scandi Standard AB	4,944	37,778
SkiStar AB	3,406	43,742
Tethys Oil AB	3,796	29,668
		2,230,301
Switzerland — 3.3%
Aryzta AG(1)	60,648	63,979
Autoneum Holding AG	478	56,167
Conzzeta AG	196	190,491
EFG International AG(1)	21,814	131,284
Galenica AG(1)	6,866	412,952
Kudelski SA(1)	54	351
Leonteq AG(1)	3,706	118,649
Schmolz + Bickenbach AG(1)	121,817	26,505
Valiant Holding AG	3,470	336,993
		1,337,371
United Kingdom — 17.3%
Aggreko plc	22,393	239,912
Amigo Holdings plc	6,552	5,322
Anglo Asian Mining plc	7,046	12,894
ASOS plc(1)	998	41,181
Bank of Georgia Group plc	2,314	44,288
Biffa plc	18,642	60,750
Bovis Homes Group plc	11,408	180,712
Britvic plc	19,529	244,674
Cairn Energy plc(1)	59,150	137,558
Centamin plc	106,862	153,777
Central Asia Metals plc	9,386	25,671

Chemring Group plc	23,790	61,836
Close Brothers Group plc	11,301	217,050
Coats Group plc	115,795	108,038
Computacenter plc	6,630	129,646
Crest Nicholson Holdings plc	19,292	95,993
Dart Group plc	7,592	145,510
Devro plc	14,093	30,065
Diversified Gas & Oil plc	34,450	45,038
Drax Group plc	15,844	57,140
Eland Oil & Gas plc	7,280	15,421
EnQuest plc(1)	165,204	39,247
Ferrexpo plc	14,694	27,256
Forterra plc	16,120	60,878
Galliford Try plc	6,995	66,366
Go-Ahead Group plc (The)	3,526	99,643
Greggs plc	7,881	212,027
Griffin Mining Ltd.(1)	8,892	8,964
Gulf Keystone Petroleum Ltd.	16,640	43,934
Gym Group plc (The)	11,050	38,797
Hill & Smith Holdings plc	5,867	103,055
Hochschild Mining plc	20,466	43,141
Howden Joinery Group plc	13,600	110,861
Ibstock plc	30,160	102,833
IG Group Holdings plc	30,178	263,583
IMI plc	22,105	320,209
Inchcape plc	35,299	297,089
Indivior plc(1)	32,318	16,940
J D Wetherspoon plc	5,746	118,868
J Sainsbury plc	82,642	228,982
Jadestone Energy, Inc.(1)	24,492	22,411
KAZ Minerals plc	11,832	74,808
Keller Group plc	6,812	56,104
Lookers plc	12,220	8,503
Luceco plc	6,110	9,003
Luxfer Holdings plc	988	17,260
Marston's plc	66,683	110,282
Mitchells & Butlers plc(1)	16,615	96,472
Morgan Sindall Group plc	2,730	50,491
N Brown Group plc	13,104	21,717
Northgate plc(2)	13,312	54,389
Pagegroup plc	24,921	155,102
Pan African Resources plc(1)	195,512	26,605
Petrofac Ltd.	19,240	95,732
Pharos Energy plc	18,044	12,132
Photo-Me International plc	25,454	28,861
Plus500 Ltd.	8,580	85,405
Premier Oil plc(1)	51,220	57,507
Quilter plc	184,438	350,635
Reach plc	30,290	37,483
Redrow plc	17,446	149,127

Rhi Magnesita NV	1,716	84,388
RPS Group plc	13,806	29,650
Serica Energy plc(1)	13,026	20,886
Sirius Real Estate Ltd.	79,794	83,545
Speedy Hire plc	42,094	33,531
St. James's Place plc	7,788	109,575
Superdry plc	2,756	18,176
Tate & Lyle plc	12,714	120,210
Taylor Wimpey plc	46,990	105,822
Ted Baker plc	676	3,477
TP ICAP plc	37,302	186,084
Travis Perkins plc	12,220	243,188
Tremor International Ltd.(1)	7,878	15,257
Tullow Oil plc	19,188	32,548
Wm Morrison Supermarkets plc	102,897	263,853
		7,125,368
TOTAL COMMON STOCKS (Cost $39,912,710)		41,024,574
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $59,241)	59,241	59,241
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $467,615)	467,615	467,615
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $40,439,566)		41,551,430
OTHER ASSETS AND LIABILITIES — (1.0)%		(425,874)
TOTAL NET ASSETS — 100.0%		$41,125,556

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.7%
Materials	18.6%
Financials	14.5%
Consumer Discretionary	13.9%
Energy	8.2%
Information Technology	5.9%
Consumer Staples	4.7%
Real Estate	3.3%
Health Care	3.1%
Communication Services	2.9%
Utilities	2.0%
Cash and Equivalents*	0.2%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $803,879. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $858,039, which includes securities collateral of $390,424.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the London Stock Exchange as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	53,558	40,971,016	—
Temporary Cash Investments	59,241	—	—
Temporary Cash Investments - Securities Lending Collateral	467,615	—	—
	580,414	40,971,016	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.